Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt
Schedule of short-term debt

	December 31,
($ in millions)	2011	2010
Short-term debt (weighted-average interest rate of 3.4% and 6.2%)	689	124
Current maturities of long-term debt (weighted-average nominal interest rate of 4.6% and 6.4%)	76	919

Total	765	1,043

Schedule of long-term debt

	December 31,
	2011			2010
($ in millions, except % data)	Balance	Nominal rate	Effective rate	Balance	Nominal rate	Effective rate
Floating rate	1,875	3.3%	1.6%	1,919	5.7%	3.2%
Fixed rate	1,432	3.7%	3.7%	139	5.6%	5.6%

	3,307			2,058
Current portion of long-term debt	(76)	4.6%	4.6%	(919)	6.4%	4.3%

Total	3,231			1,139

Schedule of maturities of long-term debt
At December 31, 2011, maturities of long-term debt were as follows:

($ in millions)
Due in 2012	76
Due in 2013	968
Due in 2014	14
Due in 2015	18
Due in 2016	1,149
Thereafter	1,082

Total	3,307

Schedule of outstanding bonds

	December 31,
	2011			2010
		Nominal outstanding	Carrying value(1)		Nominal outstanding	Carrying value(1)
		(in millions)			(in millions)
Bonds:
6.5% EUR Instruments, due 2011			—	EUR	650	$882
4.625% EUR Instruments, due 2013	EUR	700	$910	EUR	700	$946
2.5% USD Notes, due 2016	USD	600	$596			—
1.25% CHF Bonds, due 2016	CHF	500	$535			—
4.0% USD Notes, due 2021	USD	650	$640			—
2.25% CHF Bonds, due 2021	CHF	350	$378			—

Total outstanding bonds			$3,059			$1,828

(1)
USD carrying value is net of bond discounts and includes adjustments for fair value hedge accounting, where appropriate.